Sales revenues (Tables)	12 Months Ended
Mar. 31, 2024
Text block 1 [Abstract]
Disclosure of Sales Revenues From External Customers By Business And By Product Category
The table below shows Toyota’s sales revenues from external customers by business and by product category.

	Yen in millions
	For the years ended March 31
	2022	2023	2024
Sales of products
Automotive
Vehicles	23,739,442	28,394,256	35,249,865
Parts and components for production	1,504,215	1,710,422	1,596,111
Parts and components for after service	2,407,143	2,866,196	3,166,586
Other	881,193	805,995	1,068,169

Total automotive	28,531,993	33,776,870	41,080,731
All other	541,436	590,749	567,399

Total sales of products	29,073,428	34,367,619	41,648,130
Financial services	2,306,079	2,786,679	3,447,195

Total sales revenues	31,379,507	37,154,298	45,095,325

Disclosure of Breakdown Of Income From Leases Included in Finance Income From Finance Business
The breakdown of income from leases included in financial service revenues is as follows:

	Yen in millions
	For the years ended March 31,
	2022	2023	2024
Finance leases
Financial income related to net lease investment	134,512	164,820	208,257
Operating leases	1,093,545	1,169,018	1,207,719

Total	1,228,057	1,333,838	1,415,975

Disclosure of Breakdown Of Contract Liabilities	Contract liabilities consist of the following:

	Yen in millions
	April 1, 2022	March 31,
		2023	2024

Contract liabilities	989,959	1,068,212	1,392,390